Nuveen Short Duration Credit Opportunities
Fund
Portfolio of Investments April 30, 2022
(Unaudited)
JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
LONG-TERM INVESTMENTS - 157.9%  (84.3% of Total Investments)
X 207,912,999 VARIABLE RATE SENIOR LOAN INTERESTS - 136.2% (84.3% of Total Investments) (2)
X 207,912,999
Aerospace & Defense - 3.6% (2.2% of Total Investments)
$ 503 Maxar Technologies Ltd., Term
Loan B
3.520% 3-Month LIBOR 2.750% 10/05/24 B $ 499,578
2,305 Sequa Mezzanine Holdings
L.L.C., Term Loan, (cash
6.750%, PIK 1.000%)
7.750% 1-Month LIBOR 6.750% 7/31/23 B- 2,308,814
611 Sequa Mezzanine Holdings
L.L.C., Term Loan, Second Lien,
(cash 5.000%, PIK 6.750%)
11.750% 1-Month LIBOR 10.750% 7/31/24 CCC- 608,852
1,812 TransDigm, Inc., Term Loan F 3.014% 1-Month LIBOR 2.250% 12/09/25 Ba3 1,780,002
245 TransDigm, Inc., Term Loan G 3.014% 1-Month LIBOR 2.250% 8/22/24 Ba3 242,254
5,476 Total Aerospace & Defense 5,439,500
Airlines - 2.4% (1.5% of Total Investments)
609 AAdvantage Loyalty IP Ltd.,
Term Loan
5.813% 3-Month LIBOR 4.750% 4/20/28 Ba2 620,603
155 American Airlines, Inc., Term
Loan
2.840% 6-Month LIBOR 2.000% 12/14/23 Ba3 153,917
763 American Airlines, Inc., Term
Loan, First Lien
2.499% 1-Month LIBOR 1.750% 1/29/27 Ba3 733,057
730 Kestrel Bidco Inc., Term Loan B 4.000% 6-Month LIBOR 3.000% 12/11/26 BB- 708,355
700 SkyMiles IP Ltd., Term Loan B 4.813% 3-Month LIBOR 3.750% 10/20/27 Baa1 724,304
743 United Airlines, Inc., Term Loan
B
4.500% 3-Month LIBOR 3.750% 4/21/28 Ba1 738,197
3,700 Total Airlines 3,678,433
Auto Components - 1.0% (0.6% of Total Investments)
82 Adient US LLC, Term Loan B 4.014% 1-Month LIBOR 3.250% 4/08/28 BB+ 81,442
845 Clarios Global LP, Term Loan B 4.014% 1-Month LIBOR 3.250% 4/30/26 B1 833,413
34 DexKo Global Inc., Term Loan 3.750% 3-Month LIBOR 3.750% 10/04/28 B1 32,833
176 DexKo Global Inc., Term Loan B 4.717% 3-Month LIBOR 3.750% 10/04/28 B1 172,372
449 Superior Industries
International, Inc., Term Loan B,
First Lien
4.764% 1-Month LIBOR 4.000% 5/23/24 Ba3 442,899
1,586 Total Auto Components 1,562,959
Beverages - 1.6% (1.0% of Total Investments)
405 Arterra Wines Canada, Inc.,
Term Loan
4.506% 3-Month LIBOR 3.500% 11/25/27 B1 401,755
310 City Brewing Company, LLC,
Term Loan
4.469% 3-Month LIBOR 3.500% 4/05/28 B 292,331
750 Naked Juice LLC, Term Loan 4.001% 2-Month LIBOR 3.250% 1/20/29 Ba3 736,875
41 Naked Juice LLC, Term Loan,
(WI/DD)
TBD TBD TBD TBD Ba3 40,193
135 Naked Juice LLC, Term Loan,
Second Lien
6.651% SOFR90A 6.000% 1/20/30 B3 134,730
782 Triton Water Holdings, Inc,
Term Loan
4.506% 3-Month LIBOR 3.500% 3/31/28 B1 761,476
2,423 Total Beverages 2,367,360

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Biotechnology - 0.5% (0.3% of Total Investments)
$ 848 Grifols Worldwide Operations
USA, Inc., Term Loan B
2.764% 1-Month LIBOR 2.000% 11/15/27 BB+ $ 830,355
– RPI Intermediate Finance Trust 2.207% ICE Libor USD
1 Month
175.000% 2/11/27 N/R 0
848 Total Biotechnology 830,355
Building Products - 2.1% (1.3% of Total Investments)
1,146 Chamberlain Group Inc, Term
Loan B
4.506% 3-Month LIBOR 3.500% 10/22/28 B+ 1,126,248
750 Cornerstone Building Brands,
Inc., Term Loan B
3.804% 3-Month LIBOR 3.250% 4/12/28 B+ 706,217
250 Griffon Corporation, Term
Loan B
3.267% SOFR90A 2.750% 1/19/29 BB 248,250
566 Quikrete Holdings, Inc., Term
Loan, First Lien
3.389% 1-Month LIBOR 2.625% 1/31/27 BB- 552,178
335 Standard Industries Inc., Term
Loan B
3.788% 6-Month LIBOR 2.500% 9/22/28 BBB- 334,194
189 Zurn Holdings, Inc., Term Loan
B
3.014% 1-Month LIBOR 2.250% 10/04/28 BB 189,222
3,236 Total Building Products 3,156,309
Capital Markets - 0.6% (0.4% of Total Investments)
1,019 Astra Acquisition Corp., Term
Loan, First Lien
6.014% 1-Month LIBOR 5.250% 10/22/28 BB- 983,063
Chemicals - 1.4% (0.9% of Total Investments)
212 ASP Unifrax Holdings Inc, Term
Loan B
4.756% 3-Month LIBOR 3.750% 12/14/25 BB 205,706
552 Atotech B.V., Term Loan B 3.264% 1-Month LIBOR 2.500% 3/18/28 B+ 547,957
392 Diamond (BC) B.V., Term Loan
B
3.514% 1-Month LIBOR 2.750% 9/29/28 Ba3 379,522
257 INEOS Styrolution US Holding
LLC, Term Loan B
3.514% 1-Month LIBOR 2.750% 1/29/26 BB+ 254,403
409 Ineos US Finance LLC, Term
Loan B
2.764% 1-Month LIBOR 2.000% 3/31/24 BBB- 408,036
40 Kraton Corporation, Term Loan 3.990% 3-Month LIBOR 3.250% 3/15/29 BB 39,850
318 PMHC II, Inc., Term Loan B 5.287% SOFR90A 4.250% 2/03/29 B- 300,380
2,180 Total Chemicals 2,135,854
Commercial Services & Supplies - 4.0% (2.5% of Total Investments)
480 Amentum Government
Services Holdings LLC, Term
Loan
4.777% SOFR90A 4.000% 2/07/29 B1 478,080
200 Anticimex International AB,
Term Loan B1
4.008% 3-Month LIBOR 3.500% 11/16/28 B 197,506
349 Clean Harbors Inc., Term Loan
B
2.764% 1-Month LIBOR 2.000% 10/08/28 BBB- 348,383
377 Covanta Holding Corporation,
Term Loan B
3.264% 1-Month LIBOR 2.500% 11/30/28 Ba1 375,513
28 Covanta Holding Corporation,
Term Loan C
3.264% 1-Month LIBOR 2.500% 11/30/28 Ba1 28,128
289 Garda World Security
Corporation, Term Loan B
4.920% 1-Month LIBOR 4.250% 10/30/26 BB+ 286,439
644 GFL Environmental Inc., Term
Loan
4.239% 3-Month LIBOR 3.000% 5/30/25 N/R 643,398
1,588 Intrado Corporation, Term Loan 5.000% 1 + 3-Month
LIBOR
4.000% 10/10/24 B2 1,491,253
273 KAR Auction Services, Inc.,
Term Loan B6
3.063% 1-Month LIBOR 2.250% 9/19/26 Ba3 272,136
62 Pitney Bowes Inc., Term Loan B 4.764% 1-Month LIBOR 4.000% 3/19/28 BBB- 61,581

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Commercial Services & Supplies (continued)
$ 487 Prime Security Services
Borrower, LLC, Term Loan
3.500% 3 + 6-Month
LIBOR
2.750% 9/23/26 BB- $ 482,312
926 Vertical US Newco Inc, Term
Loan B
4.019% 1 + 6-Month
LIBOR
3.500% 7/31/27 B+ 917,880
284 West Corporation, Term Loan
B1
4.500% 1-Month LIBOR 3.500% 10/10/24 B2 263,310
323 WIN Waste Innovations
Holdings, Inc., Term Loan B
3.756% 3-Month LIBOR 2.750% 3/25/28 B+ 320,160
6,310 Total Commercial Services & Supplies 6,166,079
Communications Equipment - 2.6% (1.6% of Total Investments)
323 CommScope, Inc., Term Loan B 4.014% 1-Month LIBOR 3.250% 4/04/26 Ba3 312,097
1,241 Delta TopCo, Inc., Term Loan B 4.500% 3-Month LIBOR 3.750% 12/01/27 B2 1,225,998
1,338 MLN US HoldCo LLC, Term
Loan, First Lien
4.952% 1-Month LIBOR 4.500% 11/30/25 B3 1,283,224
512 Plantronics Inc, Term Loan B 3.264% 1-Month LIBOR 2.500% 7/02/25 Ba2 508,966
580 Riverbed Technology, Inc., Exit
Term Loan, (cash 7.000%, PIK
2.000%)
2.000% 3-Month LIBOR 2.000% 12/07/26 Caa1 456,835
250 ViaSat, Inc., Term Loan 5.000% SOFR30A 4.500% 3/04/29 Ba3 249,166
4,244 Total Communications Equipment 4,036,286
Construction & Engineering - 1.0% (0.6% of Total Investments)
223 AECOM, Term Loan B 2.514% 1-Month LIBOR 1.750% 4/13/28 BBB- 223,536
309 Aegion Corporation, Term Loan 5.500% 3-Month LIBOR 4.750% 5/17/28 B 306,329
264 Brand Energy & Infrastructure
Services, Inc., Term Loan
5.256% 3-Month LIBOR 4.250% 6/21/24 B- 251,465
354 Centuri Group, Inc, Term Loan
B
3.000% 3-Month LIBOR 2.500% 8/27/28 Ba2 350,826
249 Osmose Utilities Services, Inc.,
Term Loan
4.014% 1-Month LIBOR 3.250% 6/22/28 B 245,719
142 Pike Corporation, Term Loan B 3.764% 1-Month LIBOR 3.000% 1/21/28 Ba3 141,899
1,541 Total Construction & Engineering 1,519,774
Consumer Finance - 0.9% (0.6% of Total Investments)
1,467 Fleetcor Technologies
Operating Company, LLC, Term
Loan B4
2.514% 1-Month LIBOR 1.750% 4/30/28 BB+ 1,442,464
Containers & Packaging - 1.8% (1.1% of Total Investments)
660 Berry Global, Inc., Term Loan Z 2.238% 1-Month LIBOR 1.750% 7/01/26 BBB- 651,013
420 Charter NEX US, Inc., Term
Loan
4.514% 1-Month LIBOR 3.750% 12/01/27 N/R 418,151
285 Clydesdale Acquisition
Holdings Inc, Term Loan B
4.783% 3-Month LIBOR 4.250% 3/30/29 B 281,634
27 Klockner-Pentaplast of America,
Inc., Term Loan B, (WI/DD)
TBD TBD TBD TBD B 24,277
348 Reynolds Group Holdings Inc. ,
Term Loan B
4.264% 1-Month LIBOR 3.500% 9/24/28 B+ 340,373
194 Reynolds Group Holdings Inc. ,
Term Loan B2
4.014% 1-Month LIBOR 3.250% 2/05/26 B+ 189,055
839 TricorBraun Holdings, Inc.,
Term Loan
4.014% 1-Month LIBOR 3.250% 3/03/28 B2 822,926
2,773 Total Containers & Packaging 2,727,429
Diversified Consumer Services - 0.5% (0.3% of Total Investments)
217 GT Polaris, Inc., Term Loan 4.989% 3-Month LIBOR 3.750% 9/24/27 BB- 215,694
495 Spin Holdco Inc., Term Loan 4.750% 3-Month LIBOR 4.000% 3/04/28 B- 493,577
712 Total Diversified Consumer Services 709,271

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Diversified Financial Services - 1.1% (0.7% of Total Investments)
$ 146 Avaya, Inc., Term Loan B2 4.554% 1-Month LIBOR 4.000% 12/15/27 N/R $ 144,536
373 Avolon TLB Borrower 1 (US)
LLC, Term Loan B3
2.500% 1-Month LIBOR 1.750% 1/15/25 Baa2 370,296
712 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
2.250% 1-Month LIBOR 1.500% 2/12/27 Baa2 698,582
491 Trans Union, LLC, Term Loan B6 3.014% 1-Month LIBOR 2.250% 12/01/28 BBB- 486,221
1,722 Total Diversified Financial Services 1,699,635
Diversified Telecommunication Services - 4.1% (2.5% of Total Investments)
373 Altice France S.A., Term Loan
B12
4.732% 3-Month LIBOR 3.688% 1/31/26 B 369,554
1,344 Altice France S.A., Term Loan
B13
4.506% 3-Month LIBOR 4.000% 8/14/26 B 1,336,536
2,569 CenturyLink, Inc., Term Loan B 3.014% 1-Month LIBOR 2.250% 3/15/27 BBB- 2,464,050
334 Cincinnati Bell, Inc., Term Loan
B2
4.051% SOFR90A 3.250% 11/23/28 B+ 332,909
428 Connect Finco Sarl, Term Loan
B
4.264% 1-Month LIBOR 3.500% 12/12/26 B+ 425,917
1,301 Frontier Communications
Corp., Term Loan B
4.813% 3-Month LIBOR 3.750% 10/08/27 BB+ 1,282,322
6,349 Total Diversified Telecommunication Services 6,211,288
Electric Utilities - 0.4% (0.2% of Total Investments)
366 ExGen Renewables IV, LLC,
Term Loan
3.500% 3-Month LIBOR 2.500% 12/15/27 BB- 366,052
246 Pacific Gas & Electric Company,
Term Loan
3.813% 1-Month LIBOR 3.000% 6/23/25 BB 243,016
612 Total Electric Utilities 609,068
Electrical Equipment - 0.2% (0.1% of Total Investments)
354 Vertiv Group Corporation, Term
Loan B
3.202% 1-Month LIBOR 2.750% 3/02/27 BB- 345,630
Electronic Equipment, Instruments & Components - 1.5% (0.9% of Total Investments)
750 II VI Incorporated, Term Loan B,
(WI/DD)
TBD TBD TBD TBD BBB- 747,656
1,112 Ingram Micro Inc., Term Loan B 4.506% 3-Month LIBOR 3.500% 7/02/28 BB+ 1,109,655
405 TTM Technologies, Inc., Term
Loan
2.955% 1-Month LIBOR 2.500% 9/28/24 BB+ 405,134
2,267 Total Electronic Equipment, Instruments & Components 2,262,445
Entertainment - 2.2% (1.4% of Total Investments)
208 AMC Entertainment Holdings,
Inc. , Term Loan B
3.488% 1-Month LIBOR 3.000% 4/22/26 B- 185,976
1,269 Crown Finance US, Inc., Term
Loan
3.506% 3-Month LIBOR 2.500% 2/28/25 CCC 972,165
114 Crown Finance US, Inc., Term
Loan
4.250% 3-Month LIBOR 2.750% 9/20/26 CCC 85,275
101 Crown Finance US, Inc., Term
Loan B1
10.076% 6-Month LIBOR 8.250% 5/23/24 B- 107,969
484 Diamond Sports Group, LLC,
Second Lien Term Loan, (WI/
DD)
TBD TBD TBD TBD CCC+ 164,255
220 Diamond Sports Group, LLC,
Term Loan
9.000% SOFR30A 8.000% 5/19/26 B 224,611
328 Lions Gate Capital Holdings
LLC, Term Loan B
2.707% 1-Month LIBOR 2.250% 3/24/25 Ba2 324,374
456 Springer Nature Deutschland
GmbH, Term Loan B18, (DD1)
3.750% 3-Month LIBOR 3.000% 8/14/26 BB+ 454,152

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Entertainment (continued)
$ 66 Univision Communications Inc.,
Term Loan C5
3.750% 1-Month LIBOR 2.750% 3/15/24 B+ $ 65,721
745 Virgin Media Bristol LLC, Term
Loan Q
3.804% 1-Month LIBOR 3.250% 1/31/29 BB+ 742,534
3,991 Total Entertainment 3,327,032
Food & Staples Retailing - 0.5% (0.3% of Total Investments)
481 American Seafoods Group LLC,
Term Loan, First Lien
3.750% 3-Month LIBOR 2.750% 8/21/23 BB- 476,998
304 US Foods, Inc., Term Loan B 3.258% 3-Month LIBOR 2.750% 11/22/28 BB 302,764
785 Total Food & Staples Retailing 779,762
Food Products - 0.7% (0.4% of Total Investments)
250 CHG PPC Parent LLC, Term
Loan
3.764% 1-Month LIBOR 3.000% 12/08/28 B1 246,250
148 Froneri International Ltd., Term
Loan
3.014% 1-Month LIBOR 2.250% 1/31/27 B+ 144,087
400 Sycamore Buyer LLC, Term
Loan B, (WI/DD)
TBD TBD TBD TBD BB+ 395,400
292 UTZ Quality Foods, LLC, Term
Loan B
3.764% 1-Month LIBOR 3.000% 1/20/28 B1 290,071
1,090 Total Food Products 1,075,808
Health Care Equipment & Supplies - 3.7% (2.3% of Total Investments)
1,285 Carestream Health, Inc., Term
Loan
7.756% 3-Month LIBOR 6.750% 5/08/23 B1 1,280,148
207 Embecta Corp, Term Loan B 3.651% 3-Month LIBOR 3.000% 1/27/29 Ba3 204,489
265 ICU Medical, Inc., Term Loan B 3.000% 2-Month LIBOR 2.500% 12/14/28 BBB- 264,569
3,003 Medline Borrower, LP, Term
Loan B
4.014% 1-Month LIBOR 3.250% 10/21/28 BB- 2,955,913
549 Viant Medical Holdings, Inc.,
Term Loan, First Lien, (DD1)
4.514% 1-Month LIBOR 3.750% 7/02/25 B3 522,218
451 Vyaire Medical, Inc., Term Loan
B
5.750% 3-Month LIBOR 4.750% 4/30/25 Caa1 356,424
5,760 Total Health Care Equipment & Supplies 5,583,761
Health Care Providers & Services - 12.0% (7.4% of Total Investments)
484 ADMI Corp., Term Loan B2 4.139% 1-Month LIBOR 3.375% 12/23/27 B 477,279
746 AHP Health Partners, Inc., Term
Loan B
4.264% 1-Month LIBOR 3.500% 8/23/28 B1 743,687
163 BW NHHC Holdco, Inc., Term
Loan, First Lien
5.488% 3-Month LIBOR 5.000% 5/15/25 CCC 123,733
1,299 Change Healthcare Holdings
LLC, Term Loan B
3.500% 1-Month LIBOR 2.500% 3/01/24 B+ 1,297,778
197 DaVita, Inc. , Term Loan B 2.514% 1-Month LIBOR 1.750% 8/12/26 BBB- 194,776
92 Element Materials Technology
Group US Holdings Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD B1 92,215
43 Element Materials Technology
Group US Holdings Inc, Term
Loan, (WI/DD)(5)
TBD TBD TBD TBD B1 42,561
801 Gainwell Acquisition Corp.,
Term Loan B
5.006% 3-Month LIBOR 4.000% 10/01/27 BB- 799,645
99 Global Medical Response, Inc.,
Term Loan
5.250% 6-Month LIBOR 4.250% 3/14/25 B 98,899
987 Global Medical Response, Inc.,
Term Loan B
5.250% 3-Month LIBOR 4.250% 10/02/25 B 981,328
1,507 ICON Luxembourg S.A.R.L.,
Term Loan, (DD1)
3.313% 3-Month LIBOR 2.250% 7/01/28 BB+ 1,500,101

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Providers & Services (continued)
$ 430 National Mentor Holdings, Inc.,
Term Loan, (DD1)
4.500% 1 + 3-Month
LIBOR
3.750% 3/02/28 B $ 413,773
13 National Mentor Holdings, Inc.,
Term Loan
3.750% 6-Month LIBOR 3.750% 3/02/28 B 12,218
6 National Mentor Holdings, Inc.,
Term Loan C, (DD1)
4.760% 3-Month LIBOR 3.750% 3/02/28 B 5,913
650 Onex TSG Intermediate Corp.,
Term Loan B
5.514% 1-Month LIBOR 4.750% 2/26/28 B 644,978
2,534 Parexel International
Corporation, Term Loan, First
Lien
4.264% 1-Month LIBOR 3.500% 11/15/28 B1 2,519,949
916 Phoenix Guarantor Inc, Term
Loan B
4.014% 1-Month LIBOR 3.250% 3/05/26 B1 902,765
495 Phoenix Guarantor Inc, Term
Loan B3
4.132% 1-Month LIBOR 3.500% 3/05/26 B1 488,107
103 Quorum Health Corporation,
Term Loan(6)
7.467% 3-Month LIBOR 6.500% 4/29/25 B- 84,018
2,389 RegionalCare Hospital Partners
Holdings, Inc., Term Loan B
4.499% 1-Month LIBOR 3.750% 11/16/25 B1 2,364,129
1,408 Select Medical Corporation,
Term Loan B
3.020% 1-Month LIBOR 2.250% 3/06/25 Ba2 1,399,250
1,481 Surgery Center Holdings, Inc.,
Term Loan
4.500% 1-Month LIBOR 3.750% 8/31/26 B1 1,469,724
847 Team Health Holdings, Inc.,
Term Loan B, (WI/DD)
TBD TBD TBD TBD B 799,143
321 Team Health Holdings, Inc.,
Term Loan, First Lien
3.750% 1-Month LIBOR 2.750% 2/06/24 B 299,944
495 US Radiology Specialists, Inc.,
Term Loan
6.256% 3-Month LIBOR 5.250% 12/15/27 B- 493,958
18,506 Total Health Care Providers & Services 18,249,871
Health Care Technology - 0.9% (0.6% of Total Investments)
72 Athenahealth, Inc., Term
Loan(5)
1.750% SOFR30A 1.750% 1/27/29 B+ 71,603
428 Athenahealth, Inc., Term Loan B 4.009% SOFR30A 3.500% 1/27/29 B+ 422,459
1,012 Carestream Health, Inc., Term
Loan, Second Lien, (cash
5.500%, PIK 8.000%), (DD1)
5.506% 3-Month LIBOR 4.500% 8/05/23 CCC+ 936,316
1,512 Total Health Care Technology 1,430,378
Hotels, Restaurants & Leisure - 17.6% (10.9% of Total Investments)
105 24 Hour Fitness Worldwide,
Inc., Exit Term Loan, (DD1)
15.000% 3-Month LIBOR 14.000% 9/29/26 Caa3 104,899
242 24 Hour Fitness Worldwide,
Inc., Exit Term Loan, (cash
0.220%, PIK 5.000%)
5.983% 3-Month LIBOR 5.000% 12/29/25 CCC- 112,794
198 Alterra Mountain Company,
Term Loan
4.264% 1-Month LIBOR 3.500% 8/17/28 B 196,390
2,644 B.C. Unlimited Liability
Company, Term Loan B4
2.514% 1-Month LIBOR 1.750% 11/19/26 BB+ 2,598,793
3,785 Caesars Resort Collection, LLC,
Term Loan B, First Lien
3.514% 1-Month LIBOR 2.750% 12/22/24 B+ 3,771,822
369 Caesars Resort Collection, LLC,
Term Loan B1
4.264% 1-Month LIBOR 3.500% 7/20/25 B+ 368,374
362 Carnival Corporation, Term
Loan B, (DD1)
3.750% 3-Month LIBOR 3.000% 6/30/25 Ba2 357,853
449 Carnival Corporation, Term
Loan B
4.000% 3-Month LIBOR 3.250% 10/18/28 Ba2 443,078
480 Churchill Downs Incorporated,
Term Loan B1
2.764% 1-Month LIBOR 2.000% 3/17/28 BBB- 475,528

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure (continued)
$ 1,782 ClubCorp Holdings, Inc., Term
Loan B
3.756% 3-Month LIBOR 2.750% 9/18/24 B2 $ 1,737,548
293 Crown Finance US, Inc., Term
Loan B1, (DD1)(5)
0.000% 3-Month LIBOR 2.750% 5/31/23 CCC+ 245,987
183 Crown Finance US, Inc., Term
Loan B1, (cash 7.132%, PIK
8.250%), (DD1)
8.250% 3-Month LIBOR 8.250% 5/23/24 B- 212,578
3,068 Delta 2 (LUX) S.a.r.l., Term Loan 3.500% 1-Month LIBOR 2.500% 2/01/24 BB- 3,060,198
2,004 Equinox Holdings, Inc., Term
Loan, First Lien
4.006% 3-Month LIBOR 3.000% 3/08/24 CCC 1,903,417
2,006 Fertitta Entertainment, LLC,
Term Loan B, (WI/DD)
TBD TBD TBD TBD B 1,999,679
1,160 IRB Holding Corp, Term Loan B 3.750% SOFR30A 3.000% 12/15/27 B+ 1,146,174
419 Life Time Fitness Inc , Term
Loan B
5.750% 3-Month LIBOR 4.750% 12/15/24 B 418,904
326 NASCAR Holdings, Inc, Term
Loan B
3.264% 1-Month LIBOR 2.500% 10/18/26 BB+ 325,315
501 PCI Gaming Authority, Term
Loan
3.264% 1-Month LIBOR 2.500% 5/31/26 BBB- 497,674
311 Penn National Gaming Inc,
Term Loan, (WI/DD)
TBD TBD TBD TBD BB 309,481
350 Scientific Games Holdings LP,
Term Loan B
4.175% SOFR90A 3.500% 2/04/29 BB- 346,813
1,108 Scientific Games International,
Inc., Term Loan
3.573% 3-Month LIBOR 3.000% 4/07/29 BB 1,104,366
498 SeaWorld Parks &
Entertainment, Inc., Term Loan
B
3.813% 1-Month LIBOR 3.000% 8/25/28 BB- 491,177
1,829 Stars Group Holdings B.V. (The),
Term Loan, (DD1)
3.256% 3-Month LIBOR 2.250% 7/10/25 BBB 1,821,535
1,445 Station Casinos LLC, Term Loan
B
3.764% 1-Month LIBOR 2.250% 2/08/27 BB- 1,429,131
748 Twin River Worldwide Holdings,
Inc., Term Loan B
3.750% 6-Month LIBOR 3.250% 10/01/28 BB+ 742,162
666 William Morris Endeavor
Entertainment, LLC, Term Loan,
First Lien
3.520% 1-Month LIBOR 2.750% 5/16/25 B 654,191
27,331 Total Hotels, Restaurants & Leisure 26,875,861
Household Durables - 1.6% (1.0% of Total Investments)
509 AI Aqua Merger Sub Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD B3 502,257
116 AI Aqua Merger Sub Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD B3 114,149
1,050 AI Aqua Merger Sub, Inc., Term
Loan B, First Lien
4.250% 1-Month LIBOR 3.750% 7/30/28 B 1,036,004
120 Installed Building Products,
Inc., Term Loan B
3.014% 1-Month LIBOR 2.250% 12/14/28 BB+ 119,526
488 Serta Simmons Bedding, LLC,
Term Loan(6)
8.500% 1-Month LIBOR 7.500% 8/10/23 B- 442,158
47 Serta Simmons Bedding, LLC,
Term Loan(6)
8.500% 1-Month LIBOR 7.500% 8/10/23 B 46,623
218 Weber-Stephen Products LLC,
Term Loan B
4.014% 1-Month LIBOR 3.250% 10/30/27 B+ 212,588
2,548 Total Household Durables 2,473,305

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Household Products - 0.6% (0.4% of Total Investments)
$ 289 Illuminate Merger Sub Corp.,
Term Loan
4.506% 3-Month LIBOR 3.500% 7/23/28 B1 $ 273,314
716 Reynolds Consumer Products
LLC, Term Loan
2.514% 1-Month LIBOR 1.750% 2/04/27 BBB- 705,479
1,005 Total Household Products 978,793
Independent Power And Renewable Electricity Producers - 0.4% (0.2% of Total Investments)
563 Vistra Operations Company
LLC, Term Loan B3, First Lien,
(DD1)
2.190% 1-Month LIBOR 1.750% 12/31/25 BBB- 556,379
Insurance - 3.5% (2.2% of Total Investments)
1,499 Acrisure, LLC, Term Loan B 4.264% 1-Month LIBOR 3.500% 2/15/27 B 1,478,916
497 Alliant Holdings Intermediate,
LLC, Term Loan B4, (DD1)
4.051% 1-Month LIBOR 3.500% 11/12/27 B 494,796
500 Assured Parteners Inc., Term
Loan, (WI/DD)
TBD TBD TBD TBD B 493,812
1,147 Asurion LLC, Term Loan B4,
Second Lien
6.014% 1-Month LIBOR 5.250% 1/15/29 B 1,114,597
348 Asurion LLC, Term Loan B8 4.014% 1-Month LIBOR 3.250% 12/23/26 Ba3 340,347
298 Broadstreet Partners, Inc., Term
Loan B2
4.014% 1-Month LIBOR 3.250% 1/27/27 B1 294,893
630 Hub International Limited, Term
Loan B
4.214% 2 + 3-Month
LIBOR
3.000% 4/25/25 B 622,270
328 Hub International Limited, Term
Loan B
4.348% 3-Month LIBOR 3.250% 4/25/25 B 327,062
172 Ryan Specialty Group, LLC,
Term Loan
3.764% 1-Month LIBOR 3.000% 9/01/27 BB- 172,214
5,419 Total Insurance 5,338,907
Interactive Media & Services - 0.5% (0.3% of Total Investments)
783 Rackspace Technology Global,
Inc., Term Loan B
3.500% 3-Month LIBOR 2.750% 2/09/28 B+ 765,989
783 Total Interactive Media & Services 765,989
Internet & Direct Marketing Retail - 0.6% (0.4% of Total Investments)
743 CNT Holdings I Corp, Term
Loan
4.250% 3-Month LIBOR 3.500% 11/08/27 B 735,888
40 Medical Solutions Holdings,
Inc., Term Loan(5)
3.500% 3-Month LIBOR 3.500% 11/01/28 B1 39,700
210 Medical Solutions Holdings,
Inc., Term Loan, First Lien
4.506% 3-Month LIBOR 3.500% 11/01/28 B1 208,425
993 Total Internet & Direct Marketing Retail 984,013
IT Services - 5.9% (3.7% of Total Investments)
922 Ahead DB Holdings, LLC, Term
Loan B
4.760% 3-Month LIBOR 3.750% 10/16/27 B+ 917,934
125 iQor US Inc., Exit Term Loan 8.500% 1-Month LIBOR 7.500% 9/15/27 B1 125,391
477 KBR, Inc., Term Loan B 3.514% 1-Month LIBOR 2.750% 2/07/27 Ba1 478,049
486 Peraton Corp., Term Loan B 4.514% 1-Month LIBOR 3.750% 2/01/28 BB- 483,436
439 Perforce Software, Inc., Term
Loan B
4.514% 1-Month LIBOR 3.750% 7/01/26 B2 434,074
1,321 Sabre GLBL Inc., Term Loan B 2.764% 1-Month LIBOR 2.000% 2/22/24 Ba3 1,306,062
2,300 Syniverse Holdings, Inc., Term
Loan, First Lien
6.038% 3-Month LIBOR 5.000% 3/09/23 CCC+ 2,281,665
78 Syniverse Holdings, Inc., Term
Loan, Second Lien
10.038% 3-Month LIBOR 9.000% 3/11/24 CCC- 76,177
839 Tempo Acquisition LLC, Term
Loan B
3.700% SOFR30A 3.000% 8/31/28 BB- 834,534

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
IT Services (continued)
$ 1,323 Travelport Finance
(Luxembourg) S.a.r.l., Term
Loan, (cash 3.500%, PIK
6.500%)
9.756% 3-Month LIBOR 8.750% 2/28/25 B- $ 1,354,510
724 WEX Inc., Term Loan 3.014% 1-Month LIBOR 2.250% 4/01/28 Ba2 718,565
9,034 Total IT Services 9,010,397
Leisure Products - 0.4% (0.2% of Total Investments)
159 Hayward Industries, Inc., Term
Loan
3.198% 1-Month LIBOR 2.500% 5/28/28 BB- 157,204
436 SRAM, LLC , Term Loan B 3.250% 3 + 6-Month
LIBOR
2.750% 5/18/28 BB- 433,545
595 Total Leisure Products 590,749
Life Sciences Tools & Services - 0.4% (0.2% of Total Investments)
222 Avantor Funding, Inc., Term
Loan B5
3.014% 1-Month LIBOR 2.250% 11/06/27 BB+ 220,274
375 ICON Luxembourg S.A.R.L.,
Term Loan, (DD1)
3.313% 3-Month LIBOR 2.250% 7/01/28 BB+ 373,446
597 Total Life Sciences Tools & Services 593,720
Machinery - 2.6% (1.6% of Total Investments)
1,100 Ali Group North America Corp.,
Term Loan B, (WI/DD)
TBD TBD TBD TBD Baa3 1,079,837
733 Alliance Laundry Systems LLC,
Term Loan B
4.506% 1 + 3-Month
LIBOR
3.500% 10/08/27 B 729,842
679 Gardner Denver, Inc., Term
Loan B2
1.826% 1-Week LIBOR 1.750% 2/28/27 BB+ 671,995
744 Gates Global LLC, Term Loan
B3
3.264% 1-Month LIBOR 2.500% 3/31/27 Ba3 730,600
219 Grinding Media Inc., Term
Loan B
4.796% 3-Month LIBOR 4.000% 10/12/28 B 214,796
496 Madison IAQ LLC, Term Loan 4.524% 6-Month LIBOR 3.250% 6/21/28 B1 482,293
3,971 Total Machinery 3,909,363
Marine - 0.6% (0.4% of Total Investments)
974 HGIM Corp., Exit Term Loan,
(DD1)
7.000% 3-Month LIBOR 6.000% 7/02/23 CCC+ 937,130
Media - 9.5% (5.9% of Total Investments)
79 ABG Intermediate Holdings 2
LLC, Term Loan B, Second Lien,
(WI/DD)
TBD TBD TBD TBD B1 78,907
665 ABG Intermediate Holdings 2
LLC, Term Loan B1
4.000% SOFR90A 3.500% 12/21/28 B1 660,844
79 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien,
(WI/DD)(5)
TBD TBD TBD TBD B1 78,907
80 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien
6.801% SOFR90A 6.000% 12/20/29 CCC+ 79,500
965 Cengage Learning, Inc., Term
Loan B
5.750% 3-Month LIBOR 4.750% 7/14/26 B 950,311
65 Checkout Holding Corp., First
Out Term Loan
8.500% 1-Month LIBOR 7.500% 2/15/23 N/R 57,671
120 Checkout Holding Corp., Last
Out Term Loan, (cash 2.000%,
PIK 9.500%), (DD1)
9.500% 1-Month LIBOR 9.500% 8/15/23 N/R 44,850
2,244 Clear Channel Outdoor
Holdings, Inc., Term Loan B
4.739% 3-Month LIBOR 3.500% 8/21/26 B1 2,193,525
216 CSC Holdings, LLC, Term Loan 2.804% 1-Month LIBOR 2.250% 1/15/26 BB 212,715

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Media (continued)
$ 706 CSC Holdings, LLC, Term Loan
B1
2.804% 1-Month LIBOR 2.250% 7/17/25 BB $ 694,552
1,496 CSC Holdings, LLC, Term Loan
B5
3.054% 1-Month LIBOR 2.500% 4/15/27 BB 1,472,235
108 Cumulus Media New Holdings
Inc., Term Loan B
4.750% 6-Month LIBOR 3.750% 3/31/26 B 108,237
2,024 DirecTV Financing, LLC, Term
Loan
5.764% 1-Month LIBOR 5.000% 8/02/27 BBB- 2,017,746
151 Dotdash Meredith Inc, Term
Loan B
4.500% SOFR30A 4.000% 12/01/28 BB- 149,556
485 E.W. Scripps Company (The),
Term Loan B2
3.326% 1-Month LIBOR 2.563% 5/01/26 BB 481,046
415 Gray Television, Inc., Term Loan
B
2.955% 1-Month LIBOR 2.500% 2/07/24 BB+ 414,027
1,293 iHeartCommunications, Inc.,
Term Loan
3.764% 1-Month LIBOR 3.000% 5/01/26 BB- 1,284,300
149 LCPR Loan Financing LLC, Term
Loan B
4.304% 1-Month LIBOR 3.750% 10/15/28 BB+ 149,164
597 McGraw-Hill Global Education
Holdings, LLC, Term Loan
5.258% 3 + 6-Month
LIBOR
4.750% 7/30/28 BB+ 586,645
502 Nexstar Broadcasting, Inc.,
Term Loan B3
3.014% 1-Month LIBOR 2.250% 1/17/24 BBB- 500,730
518 Nexstar Broadcasting, Inc.,
Term Loan B4
2.955% 1-Month LIBOR 2.500% 9/19/26 BBB- 513,806
122 Outfront Media Capital LLC,
Term Loan B
2.514% 1-Month LIBOR 1.750% 11/18/26 Ba1 119,776
155 Radiate Holdco, LLC, Term
Loan B
4.014% 1-Month LIBOR 3.250% 9/25/26 B1 152,680
103 Red Ventures, LLC, Term Loan
B2
3.264% 1-Month LIBOR 2.500% 11/08/24 BB+ 101,781
341 Sinclair Television Group Inc.,
Term Loan B2B
3.270% 1-Month LIBOR 2.500% 9/30/26 Ba2 330,018
1,097 Ziggo Financing Partnership,
Term Loan I
3.054% 1-Month LIBOR 2.500% 4/30/28 BB 1,076,492
14,775 Total Media 14,510,021
Multiline Retail - 0.6% (0.4% of Total Investments)
1,079 Belk, Inc., Term Loan, (cash
5.000%, PIK 8.000%)
13.000% 3-Month LIBOR 13.000% 7/31/25 CCC- 644,304
233 Belk, Inc., Term Loan 8.500% 3-Month LIBOR 7.500% 7/31/25 B- 230,756
1,312 Total Multiline Retail 875,060
Oil, Gas & Consumable Fuels - 3.6% (2.2% of Total Investments)
643 BCP Renaissance Parent LLC,
Term Loan B3
4.500% SOFR30A 3.500% 11/01/24 B+ 638,638
833 Buckeye Partners, L.P., Term
Loan B
2.707% 1-Month LIBOR 2.250% 11/01/26 BBB- 828,318
160 EG America LLC, Term Loan 4.999% 3-Month LIBOR 4.000% 2/05/25 B- 156,389
371 Freeport LNG Investments,
LLLP, Term Loan B
4.563% 3-Month LIBOR 3.500% 12/21/28 B+ 369,295
250 Freeport LNG Investments,
LLLP, Term Loan B, (WI/DD)
TBD TBD TBD TBD N/R 248,750
824 Gulf Finance, LLC, Term Loan,
(DD1)
7.750% 1-Month LIBOR 6.750% 8/25/26 B 752,813
864 QuarterNorth Energy Holding
Inc., Exit Term Loan, Second
Lien
9.000% 3-Month LIBOR 8.000% 8/27/26 B 868,979
434 TransMontaigne Operating
Company L.P., Term Loan B
4.054% 1-Month LIBOR 3.500% 11/05/28 BB 432,828

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Oil, Gas & Consumable Fuels (continued)
$ 1,176 Traverse Midstream Partners
LLC, Term Loan
5.950% SOFR90A 4.250% 9/27/24 B+ $ 1,174,884
5,555 Total Oil, Gas & Consumable Fuels 5,470,894
Personal Products - 1.3% (0.8% of Total Investments)
249 Conair Holdings, LLC, Term
Loan B
4.756% 3-Month LIBOR 3.750% 5/17/28 B1 243,868
73 Coty Inc., Term Loan B 2.701% 1-Month LIBOR 2.250% 4/05/25 B+ 70,943
–(7) Kronos Acquisition Holdings
Inc., Term Loan B
4.989% 3-Month LIBOR 3.750% 12/22/26 B2 77
2,140 Revlon Consumer Products
Corporation, Term Loan B,
(DD1)(8)
4.250% 3-Month LIBOR 3.500% 9/07/23 CC 1,603,606
2,462 Total Personal Products 1,918,494
Pharmaceuticals - 5.1% (3.2% of Total Investments)
1,191 Bausch Health Companies Inc.,
Term Loan B, (WI/DD)
TBD TBD TBD TBD BB 1,154,268
486 Catalent Pharma Solutions Inc.,
Term Loan B3
2.688% 1-Month LIBOR 2.000% 2/22/28 BBB- 485,122
312 Elanco Animal Health
Incorporated, Term Loan B
2.205% 1-Month LIBOR 1.750% 8/01/27 BBB- 305,874
1,424 Endo Luxembourg Finance
Company I S.a r.l., Term Loan
5.813% 1-Month LIBOR 5.000% 3/25/28 B- 1,324,544
1,985 Jazz Financing Lux S.a.r.l., Term
Loan
4.264% 1-Month LIBOR 3.500% 5/05/28 BB+ 1,984,504
486 Mallinckrodt International
Finance S.A., Term Loan B(6)
6.250% 3-Month LIBOR 5.500% 2/24/25 B3 453,365
942 Mallinckrodt International
Finance S.A., Term Loan B,
(DD1)(6)
6.246% 3-Month LIBOR 5.250% 9/24/24 B3 878,966
964 Organon & Co, Term Loan 3.563% 3-Month LIBOR 3.000% 6/02/28 BB 961,158
174 Perrigo Investments, LLC, Term
Loan B
3.140% 3-Month LIBOR 2.500% 4/05/29 Baa3 173,437
99 Perrigo Investments, LLC, Term
Loan B(5)
3.000% 3-Month LIBOR 2.500% 4/05/29 Baa3 99,107
8,063 Total Pharmaceuticals 7,820,345
Professional Services - 2.1% (1.3% of Total Investments)
189 CHG Healthcare Services Inc.,
Term Loan
4.506% 3 + 6-Month
LIBOR
3.500% 9/30/28 B1 188,148
318 Creative Artists Agency, LLC ,
Term Loan B
4.514% 1-Month LIBOR 3.750% 11/26/26 B 316,963
414 Dun & Bradstreet Corporation
(The), Term Loan
3.918% 1-Month LIBOR 3.250% 2/08/26 BB+ 411,989
726 EAB Global, Inc., Term Loan 4.739% 1-Month LIBOR 3.500% 8/16/28 B2 717,427
495 Nielsen Finance LLC, Term
Loan B4
2.488% 1-Month LIBOR 2.000% 10/04/23 BBB- 494,637
300 Physician Partners LLC, Term
Loan
4.800% SOFR30A 4.000% 2/01/29 B 298,000
745 Verscend Holding Corp., Term
Loan B
4.764% 1-Month LIBOR 4.000% 8/27/25 BB- 744,424
3,187 Total Professional Services 3,171,588

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Road & Rail - 2.1% (1.3% of Total Investments)
$ 432 First Student Bidco Inc, Term
Loan B
3.983% 3-Month LIBOR 3.000% 7/21/28 BB+ $ 424,223
159 First Student Bidco Inc, Term
Loan C
3.983% 3-Month LIBOR 3.000% 7/21/28 BB+ 156,576
980 Genesee & Wyoming Inc.
(New), Term Loan
3.006% 3-Month LIBOR 2.000% 12/30/26 BB+ 972,954
776 Hertz Corporation, (The), Term
Loan B
4.014% 1-Month LIBOR 3.250% 6/30/28 BB+ 774,169
148 Hertz Corporation, (The), Term
Loan C
4.014% 1-Month LIBOR 3.250% 6/30/28 BB+ 147,294
722 XPO Logistics, Inc., Term Loan
B
2.202% 1-Month LIBOR 1.750% 2/23/25 Baa3 717,436
3,217 Total Road & Rail 3,192,652
Semiconductors & Semiconductor Equipment - 1.7% (1.0% of Total Investments)
1,921 Bright Bidco B.V., Term Loan B,
(DD1)
4.774% 6-Month LIBOR 3.500% 6/30/24 CCC 911,516
432 CMC Materials, Inc., Term Loan
B1
2.813% 1-Month LIBOR 2.000% 11/15/25 BBB- 431,027
375 Entegris Inc., Term Loan B, (WI/
DD)
TBD TBD TBD TBD Baa3 375,587
696 ON Semiconductor
Corporation, Term Loan B
2.764% 1-Month LIBOR 2.000% 9/19/26 Baa3 693,731
124 Synaptics Incorporated, Term
Loan B
2.750% 3-Month LIBOR 2.250% 10/20/28 BBB- 124,017
3,548 Total Semiconductors & Semiconductor Equipment 2,535,878
Software - 16.5% (10.2% of Total Investments)
658 Apttus Corporation, Term Loan 5.000% 3-Month LIBOR 4.250% 5/06/28 BB 656,983
642 Banff Merger Sub Inc, Term
Loan
4.514% 1-Month LIBOR 3.750% 10/02/25 B2 635,457
254 Camelot U.S. Acquisition 1 Co.,
Term Loan B
3.764% 1-Month LIBOR 3.000% 10/31/26 B1 251,371
165 CCC Intelligent Solutions Inc.,
Term Loan B
3.256% 3-Month LIBOR 2.250% 9/21/28 B1 162,701
956 Ceridian HCM Holding Inc.,
Term Loan B
3.264% 1-Month LIBOR 2.500% 4/30/25 B+ 945,901
1,000 DTI Holdco, Inc., Term Loan 4.750% 3-Month LIBOR 4.750% 4/21/29 B2 982,500
– DTI Holdco, Inc., Term Loan B 5.750% 1-Month LIBOR 4.750% 9/30/23 B- 0
179 Dynatrace LLC, Term Loan, First
Lien
3.014% 1-Month LIBOR 2.250% 8/23/25 BB+ 178,253
1,615 Epicor Software Corporation,
Term Loan
4.014% 1-Month LIBOR 3.250% 7/31/27 B2 1,606,368
680 Finastra USA, Inc., Term Loan,
First Lien
4.739% 3-Month LIBOR 3.500% 6/13/24 BB- 661,729
1,693 Greeneden U.S. Holdings II,
LLC, Term Loan B4
4.764% 1-Month LIBOR 4.000% 12/01/27 B- 1,690,062
156 Greenway Health, LLC, Term
Loan, First Lien
4.756% 3-Month LIBOR 3.750% 2/16/24 B- 146,351
1,400 Informatica LLC, Term Loan B 3.563% 1-Month LIBOR 2.750% 10/14/28 BB- 1,384,684
345 iQor US Inc., Second Out Term
Loan
8.500% 1-Month LIBOR 7.500% 11/19/25 CCC+ 294,774
438 MA FinanceCo., LLC, Term
Loan B
5.250% 3-Month LIBOR 4.250% 6/05/25 BB+ 436,196
746 Magenta Buyer LLC, Term Loan,
First Lien
6.230% 3-Month LIBOR 5.000% 7/27/28 BB- 736,922
622 McAfee, LLC, Term Loan B 4.500% SOFR30A 4.000% 2/03/29 BB+ 606,630
120 Mitnick Corporate Purchaser
Inc, Term Loan, (WI/DD)
TBD TBD TBD TBD B+ 119,880
1,750 Nortonlifelock Inc, Term Loan B,
(WI/DD)
TBD TBD TBD TBD BBB- 1,723,383

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Software (continued)
$ 746 Polaris Newco LLC, Term Loan
B
4.764% 1-Month LIBOR 4.000% 6/04/28 B2 $ 739,720
248 Project Ruby Ultimate Parent
Corp., Term Loan
4.014% 1-Month LIBOR 3.250% 3/10/28 B 245,334
688 Proofpoint, Inc., Term Loan,
First Lien
3.758% 3-Month LIBOR 3.250% 8/31/28 BB- 678,240
547 RealPage, Inc, Term Loan, First
Lien
3.750% 1-Month LIBOR 3.250% 4/22/28 B+ 539,471
1,510 Seattle Spinco, Inc., Term Loan
B3
3.514% 1-Month LIBOR 2.750% 6/21/24 BB+ 1,495,914
1,215 Seattle Spinco, Inc., Term Loan
B5
4.500% SOFR90A 4.000% 1/14/27 BB+ 1,205,049
541 Sophia, L.P., Term Loan B, (WI/
DD)
TBD TBD TBD TBD B2 535,560
415 SS&C European Holdings Sarl,
Term Loan B4
2.514% 1-Month LIBOR 1.750% 4/16/25 BB+ 409,968
511 SS&C Technologies Inc., Term
Loan B3
2.514% 1-Month LIBOR 1.750% 4/16/25 BB+ 505,024
953 SS&C Technologies Inc., Term
Loan B5
2.514% 1-Month LIBOR 1.750% 4/16/25 BB+ 941,846
149 SS&C Technologies Inc., Term
Loan B6
3.050% 1-Month LIBOR 2.250% 3/22/29 BB+ 147,798
199 SS&C Technologies Inc., Term
Loan B7
3.050% 1-Month LIBOR 2.250% 3/22/29 BB+ 197,368
439 Tibco Software Inc., Term Loan
B3
4.520% 1-Month LIBOR 3.750% 7/03/26 B+ 438,495
870 Ultimate Software Group Inc
(The), Term Loan, (DD1)
4.212% 3-Month LIBOR 3.250% 5/03/26 B1 862,096
487 Ultimate Software Group Inc
(The), Term Loan B, (DD1)
4.756% 3-Month LIBOR 3.750% 5/03/26 B1 485,774
497 Vision Solutions, Inc., Term
Loan
5.184% 3-Month LIBOR 4.000% 5/28/28 B2 492,040
831 Zelis Healthcare Corporation,
Term Loan
3.955% 1-Month LIBOR 3.500% 9/30/26 B 826,997
67 Zelis Healthcare Corporation,
Term Loan(5)
3.500% 1-Month LIBOR 3.500% 9/30/26 B 66,250
365 Zelis Healthcare Corporation,
Term Loan B
3.955% 1-Month LIBOR 3.500% 9/30/26 B 362,541
829 ZoomInfo LLC, Term Loan B 3.764% 1-Month LIBOR 3.000% 2/01/26 BB+ 827,178
25,526 Total Software 25,222,808
Specialty Retail - 3.9% (2.4% of Total Investments)
371 Academy, Ltd., Term Loan 4.500% 1-Month LIBOR 3.750% 11/06/27 BB- 367,770
375 Avis Budget Car Rental, LLC,
Term Loan C
4.300% SOFR30A 3.500% 3/15/29 BB+ 374,767
85 Driven Holdings, LLC, Term
Loan B
3.916% 3-Month LIBOR 3.000% 12/17/28 B2 84,256
463 Jo-Ann Stores, Inc., Term Loan
B1
5.964% 3-Month LIBOR 4.750% 6/30/28 B 392,049
376 LBM Acquisition LLC, Term
Loan B, (DD1)
4.500% 1-Month LIBOR 3.750% 12/18/27 B+ 355,751
137 LBM Acquisition LLC, Term
Loan B2
4.756% 3-Month LIBOR 3.750% 12/18/27 B+ 129,712
69 LBM Acquisition LLC, Term
Loan B2, (DD1)(5)
4.989% 3-Month LIBOR 3.750% 12/18/27 B+ 65,019
494 Les Schwab Tire Centers, Term
Loan B
4.000% 3-Month LIBOR 3.250% 11/02/27 B 488,195
2,729 PetSmart, Inc., Term Loan B 4.989% 3-Month LIBOR 3.750% 2/12/28 BB- 2,710,269
647 Restoration Hardware, Inc.,
Term Loan B
3.264% 1-Month LIBOR 2.500% 10/15/28 BB 623,477
144 SRS Distribution Inc., Term Loan 4.000% SOFR90A 3.500% 6/04/28 B2 139,756

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Specialty Retail (continued)
$ 202 Staples, Inc., Term Loan 5.317% 3-Month LIBOR 5.000% 4/12/26 B $ 194,006
6,092 Total Specialty Retail 5,925,027
Technology Hardware, Storage & Peripherals - 0.2% (0.2% of Total Investments)
390 NCR Corporation, Term Loan 3.740% 3-Month LIBOR 2.500% 8/28/26 BB+ 380,250
Textiles, Apparel & Luxury Goods - 0.4% (0.2% of Total Investments)
513 Birkenstock GmbH & Co. KG,
Term Loan B
3.750% 6-Month LIBOR 3.250% 4/28/28 BB- 499,332
100 New Trojan Parent, Inc., Term
Loan, First Lien
4.014% 1 + 3-Month
LIBOR
3.250% 1/06/28 B 96,003
613 Total Textiles, Apparel & Luxury Goods 595,335
Thrifts & Mortgage Finance - 0.1% (0.1% of Total Investments)
817 Ditech Holding Corporation,
Term Loan(6)
0.000% N/A N/A 6/30/22 N/R 163,463
Trading Companies & Distributors - 0.8% (0.5% of Total Investments)
497 Core & Main LP, Term Loan B 3.198% 1-Month LIBOR 2.500% 6/10/28 Ba3 490,971
386 Resideo Funding Inc., Term
Loan
2.810% 1 + 3-Month
LIBOR
2.250% 2/12/28 BBB- 385,376
404 Univar Solutions USA Inc., Term
Loan B6
2.514% 1-Month LIBOR 1.750% 6/03/28 BBB- 402,912
1,287 Total Trading Companies & Distributors 1,279,259
Transportation Infrastructure - 0.9% (0.5% of Total Investments)
929 Brown Group Holding, LLC,
Term Loan B
3.506% 3-Month LIBOR 2.500% 4/22/28 B+ 917,416
399 KKR Apple Bidco, LLC, Term
Loan
3.764% 1-Month LIBOR 3.000% 9/23/28 B+ 395,383
1,328 Total Transportation Infrastructure 1,312,799
Wireless Telecommunication Services - 1.4% (0.9% of Total Investments)
497 GOGO Intermediate Holdings
LLC, Term Loan B
4.989% 3-Month LIBOR 0.000% 4/30/28 B 492,218
1,496 Intelsat Jackson Holdings S.A.,
Term Loan B(6)
4.920% SOFR180A 4.250% 1/27/29 BB- 1,455,976
248 MetroNet Systems Holdings,
LLC, Term Loan, First Lien
4.500% SOFR30A +
3-Month LIBOR
3.750% 6/02/28 B 246,512
2,241 Total Wireless Telecommunication Services 2,194,706
$ 214,689 Total Variable Rate Senior Loan Interests (cost $211,200,841) 207,912,999
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 25,353,412 CORPORATE BONDS - 16.6% (10.3% of Total Investments)
X 25,353,412
Airlines - 0.2% (0.1% of Total Investments)
$ 267 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 $ 244,972
Auto Components - 0.8% (0.5% of Total Investments)
730 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 BB- 650,963
530 Adient US LLC, 144A 9.000% 4/15/25 BB+ 551,200
1,260 Total Auto Components 1,202,163

Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Chemicals - 0.2% (0.2% of Total Investments)
$ 380 Rayonier AM Products Inc, 144A 7.625% 1/15/26 B+ $ 360,924
Commercial Services & Supplies - 0.5% (0.3% of Total Investments)
500 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
3.375% 8/31/27 BB- 426,745
250 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 224,088
183 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 175,451
933 Total Commercial Services & Supplies 826,284
Communications Equipment - 1.5% (0.9% of Total Investments)
2,150 Avaya Inc, 144A 6.125% 9/15/28 BB 1,994,670
375 Commscope Inc, 144A 8.250% 3/01/27 B3 318,750
2,525 Total Communications Equipment 2,313,420
Diversified Telecommunication Services - 0.8% (0.5% of Total Investments)
1,037 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ 992,927
220 Windstream Escrow LLC / Windstream Escrow Finance
Corp, 144A
7.750% 8/15/28 BB 209,550
1,257 Total Diversified Telecommunication Services 1,202,477
Electric Utilities - 0.0% (0.0% of Total Investments)
1,175 Bruce Mansfield Unit 1 2007 Pass Through Trust (6) 6.850% 6/01/34 N/R 1,469
Electronic Equipment, Instruments & Components - 0.2% (0.2% of Total Investments)
400 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ 372,000
Entertainment - 1.6% (1.0% of Total Investments)
1,578 AMC Entertainment Holdings Inc, (cash 10.000%, PIK
12.000%), 144A
10.000% 6/15/26 CCC- 1,321,685
1,030 Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
5.375% 8/15/26 CCC+ 381,100
1,775 Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
6.625% 8/15/27 CCC- 368,313
415 Univision Communications Inc, 144A 9.500% 5/01/25 B+ 432,567
4,798 Total Entertainment 2,503,665
Equity Real Estate Investment Trusts (REITs) - 0.7% (0.4% of Total Investments)
1,035 Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC,
144A
7.875% 2/15/25 BB+ 1,053,112
Health Care Providers & Services - 2.8% (1.7% of Total Investments)
510 CHS/Community Health Systems Inc, 144A 8.000% 3/15/26 BB- 527,238
100 CHS/Community Health Systems Inc, 144A 8.000% 12/15/27 BB- 103,596
50 HCA Inc 5.375% 2/01/25 Baa3 51,437
1,000 Legacy LifePoint Health LLC, 144A 4.375% 2/15/27 B1 925,000
1,071 LifePoint Health Inc, 144A 5.375% 1/15/29 CCC+ 915,705
550 Team Health Holdings Inc, 144A 6.375% 2/01/25 CCC 468,732
485 Tenet Healthcare Corp, 144A 6.250% 2/01/27 B1 481,363
725 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B+ 695,964
51 Tenet Healthcare Corp 4.625% 7/15/24 BB- 50,861
4,542 Total Health Care Providers & Services 4,219,896

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JSD
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Hotels, Restaurants & Leisure - 0.2% (0.1% of Total Investments)
$ 267 Caesars Entertainment Inc, 144A 6.250% 7/01/25 B1 $ 269,902
IT Services - 0.3% (0.2% of Total Investments)
500 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 440,000
Media - 1.8% (1.1% of Total Investments)
300 Clear Channel Outdoor Holdings Inc, 144A 7.750% 4/15/28 CCC 282,750
175 Clear Channel Outdoor Holdings Inc, 144A 7.500% 6/01/29 CCC 165,148
563 DISH DBS Corp, 144A 5.250% 12/01/26 Ba3 516,918
1,075 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 1,005,125
396 iHeartCommunications Inc 8.375% 5/01/27 B- 391,921
2 iHeartCommunications Inc 6.375% 5/01/26 BB- 1,700
465 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 BB+ 415,013
2,976 Total Media 2,778,575
Metals & Mining - 0.2% (0.1% of Total Investments)
320 First Quantum Minerals Ltd, 144A 6.875% 10/15/27 B+ 321,600
Oil, Gas & Consumable Fuels - 3.7% (2.3% of Total Investments)
211 Baytex Energy Corp, 144A 5.625% 6/01/24 BB- 209,945
575 Callon Petroleum Co 6.125% 10/01/24 B 567,674
1,150 Citgo Holding Inc, 144A 9.250% 8/01/24 B+ 1,142,813
385 Citgo Petroleum Corp, 144A 7.000% 6/15/25 BB 382,355
225 Gulfport Energy Corp, 144A 8.000% 5/17/26 BB- 231,428
340 Laredo Petroleum Inc 9.500% 1/15/25 B 348,500
250 Matador Resources Co 5.875% 9/15/26 BB- 245,435
1,012 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 BB- 953,390
150 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 11/01/23 CCC+ 139,125
150 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 4/15/26 CCC+ 125,625
150 NGL Energy Partners LP / NGL Energy Finance Corp 6.125% 3/01/25 CCC+ 125,836
375 PBF Holding Co LLC / PBF Finance Corp, 144A 9.250% 5/15/25 BB 388,759
750 PBF Holding Co LLC / PBF Finance Corp 6.000% 2/15/28 B 660,000
121 PBF Holding Co LLC / PBF Finance Corp 7.250% 6/15/25 B 116,832
5,844 Total Oil, Gas & Consumable Fuels 5,637,717
Personal Products - 0.1% (0.0% of Total Investments)
80 Kronos Acquisition Holdings Inc / KIK Custom Products Inc,
144A
5.000% 12/31/26 B2 70,800
Pharmaceuticals - 0.5% (0.3% of Total Investments)
228 Bausch Health Cos Inc, 144A 6.125% 4/15/25 B 228,671
450 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A 9.500% 7/31/27 Caa2 355,086
228 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A 6.000% 6/30/28 CCC- 98,040
90 Par Pharmaceutical Inc, 144A 7.500% 4/01/27 B- 82,114
996 Total Pharmaceuticals 763,911
Software - 0.4% (0.3% of Total Investments)
750 Condor Merger Sub Inc, 144A 7.375% 2/15/30 CCC+ 671,025
Specialty Retail - 0.1% (0.1% of Total Investments)
100 PetSmart Inc / PetSmart Finance Corp, 144A 7.750% 2/15/29 CCC+ 99,500
$ 30,405 Total Corporate Bonds (cost $27,600,293) 25,353,412

Shares Description (1) Value
X 6,115,239 COMMON STOCKS - 4.0% (2.5% of Total Investments)
X 6,115,239
Banks - 0.0% (0.0% of Total Investments)
12,051 iQor US Inc (9),(10) $ 84,357
Construction & Engineering - 0.0% (0.0% of Total Investments)
1,438 TNT Crane & Rigging Inc (9),(10) 1,114
811 TNT Crane & Rigging Inc (9),(10) 9,732
Total Construction & Engineering 10,846
Diversified Consumer Services - 0.1% (0.0% of Total Investments)
9,343 Cengage Learning Holdings II Inc (9),(10) 149,488
Diversified Telecommunication Services - 0.1% (0.1% of Total Investments)
5,845 Windstream Services PE LLC (9),(10) 96,443
3,347 Windstream Services PE LLC (9),(10) 53,274
Total Diversified Telecommunication Services 149,717
Energy Equipment & Services - 0.1% (0.1% of Total Investments)
28,730 Transocean Ltd (10) 108,025
3,779 Vantage Drilling International (9),(10) 51,961
Total Energy Equipment & Services 159,986
Health Care Providers & Services - 0.0% (0.0% of Total Investments)
11,533 Millennium Health LLC (8),(10) 530
12,290 Millennium Health LLC (8),(10) 1,795
Total Health Care Providers & Services 2,325
Hotels, Restaurants & Leisure - 0.1% (0.0% of Total Investments)
116,526 24 Hour Fitness Worldwide Inc (9),(10) 47,543
55,426 24 Hour Fitness Worldwide Inc (9) 55,426
Total Hotels, Restaurants & Leisure 102,969
Independent Power And Renewable Electricity Producers - 1.1% (0.7% of Total Investments)
25,367 Energy Harbor Corp (9),(10),(11) 1,640,940
Internet & Direct Marketing Retail - 0.0% (0.0% of Total Investments)
1,905 Catalina Marketing Corp (9),(10) 333
Marine - 0.0% (0.0% of Total Investments)
430 ACBL HLDG CORP (9),(10) 10,607
Media - 0.0% (0.0% of Total Investments)
2 Cumulus Media Inc, Class A (10) 27
Multiline Retail - 0.0% (0.0% of Total Investments)
140 Belk Inc (9),(10) 1,400
Oil, Gas & Consumable Fuels - 2.4% (1.5% of Total Investments)
2,748 California Resources Corp 110,497
22,321 Fieldwood Energy LLC (9),(10) 2,890,570
8,561 Whiting Petroleum Corp 625,381
Total Oil, Gas & Consumable Fuels 3,626,448
Professional Services - 0.1% (0.1% of Total Investments)
32,859 Skillsoft Corp (10) 175,796
Total Common Stocks (cost $8,077,863) 6,115,239

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JSD
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in
Shares Description (1) Value
X 1,556,650 WARRANTS - 1.0% (0.6% of Total Investments)
X 1,556,650
Entertainment - 0.0% (0.0% of Total Investments)
45,953 Cineworld Warrant (9) $ 5,055
Industrial Conglomerates - 0.0% (0.0% of Total Investments)
8,953 American Commercial Barge Line LLC (9) 3,133
Marine - 0.1% (0.0% of Total Investments)
1,279 ACBL HLDG CORP (9) 52,439
1,682 ACBL HLDG CORP (9) 39,808
452 ACBL HLDG CORP (9) 11,149
11,774 American Commercial Barge Line LLC (9) 2,944
Total Marine 106,340
Oil, Gas & Consumable Fuels - 0.9% (0.6% of Total Investments)
188 California Resources Corp 2,251
9,459 Fieldwood Energy LLC (9) 1,224,941
18,744 Fieldwood Energy LLC (9) 121,836
9,732 Fieldwood Energy LLC (9) 92,454
Total Oil, Gas & Consumable Fuels 1,441,482
Software - 0.0% (0.0% of Total Investments)
8,503 Avaya Holdings Corp (9) 638
Wireless Telecommunication Services - 0.0% (0.0% of Total Investments)
1 Intelsat SA/Luxembourg (9) 2
Total Warrants (cost $947,179) 1,556,650
Shares   Description (1) Coupon Ratings (4) Value
160,947 CONVERTIBLE PREFERRED SECURITIES - 0.1% (0.1% of Total Investments)
X 160,947
Communications Equipment - 0.0% (0.0% of Total Investments)
5,100 Riverbed Technology, Inc. (9),(10) 0.000% N/R $ 47,812
Marine - 0.1% (0.1% of Total Investments)
1,821 ACBL HLDG CORP (9),(10) 0.000% N/R 75,268
1,600 ACBL HLDG CORP (9),(10) 0.000% N/R 37,867
Total Marine 113,135
Total Convertible Preferred Securities (cost $188,458) 160,947
Total Long-Term Investments (cost $248,014,634) 241,099,247
Shares Description (1) Coupon Value
SHORT-TERM INVESTMENTS -  3.5% (2.2% of Total Investments)
5,395,134 INVESTMENT COMPANIES - 3.5% (2.2% of Total Investments)
X 5,395,134
5,395,134 BlackRock Liquidity Funds T-Fund Portfolio 0.305%(12) $ 5,395,134
Total Investment Companies (cost $5,395,134) 5,395,134
Total Short-Term Investments (cost $5,395,134) 5,395,134
Total Investments (cost $253,409,768 ) - 161.4% 246,494,381
Borrowings - (12.8)% (13),(14) (19,500,000)
Taxable Fund Preferred Shares, net of deferred offering costs - (45.6)%(15) (69,618,730)
Other Assets Less Liabilities - (3.0)% (4,683,706)
Net Assets Applicable to Common Shares - 100% $ 152,691,945

financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
As of the measurement date, the Common Stocks categorized as Level 3 are priced based on updated financial statements which reflect the most recent net asset values. The Variable Rate Senior Loan Interests categorized as Level 3 are utilizing a weighted probability model.
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 206,309,393 $ 1,603,606 $ 207,912,999
Corporate Bonds – 25,353,412 – 25,353,412
Common Stocks 1,019,726 5,093,188 2,325 6,115,239
Warrants 2,251 1,554,399 – 1,556,650
Convertible Preferred Securities – 160,947 – 160,947
Short-Term Investments:
Investment Companies 5,395,134 – – 5,395,134
Total
$ 6,417,111 $ 238,471,339 $ 1,605,931 $ 246,494,381
Level 3
Variable Rate
Senior Loan
Interests Common Stocks Warrants
Balance at the beginning of period $1,699,036 $257,488 $4,378
Gains (losses):
Net realized gains (losses) 22 (36,408) -
Change in net unrealized appreciation (depreciation) (112,770) (41,845) 1,699
Purchases at cost (156) - -
Sales at proceeds (16,677) - -
Net discounts (premiums) 34,151 - -
Transfers into - - -
Transfers (out of) - (176,910) (6,077)
Balance at the end of period $1,603,606 $2,325 $-
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(112,770) $(21,297) $-
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Common Stocks $175,796 $- $1,114 $- $- $(176,910)
Warrants - - 6,077 - - (6,077)

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JSD
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Principal Amount (000) rounds to less than $1,000.
(8) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9) For fair value measurement disclosure purposes, investment classified as Level 2.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(12) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(13) Borrowings as a percentage of Total investments is 7.9%.
(14) The fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(15) Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 28.2%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD Purchased on a when-issued or delayed delivery basis.